PARENT-ONLY FINANCIALS - Common stock issued for consulting services (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 03, 2021	Oct. 22, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Nov. 09, 2021	Mar. 31, 2021	Jul. 21, 2019
Class of Warrant or Right [Line Items]
Common stock, par value (in dollar per share)				$ 0.0001	$ 0.0001		$ 0.0001
Value of shares			$ 653,000		$ 653,000
Common Stock issued as compensation				7,693,040	6,186,783		4,978,073
Price per share								$ 33.8
Additional shares of common stock round up adjustment due to retroactive effect of 1-for-10 reverse stock split				8,402	8,402
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Price per share								$ 3.38
Consulting Agreement With Jolly Good River Group Limited
Class of Warrant or Right [Line Items]
Service period for advisory services		12 months
Shares of common stock issued to a consultant for services to be rendered		100,000
Common stock, par value (in dollar per share)		$ 0.0001
Value of shares		$ 100,000
Common Stock issued as compensation						100,000
Consulting Fee	$ 653,000
Consulting Agreement With Jolly Good River Group Limited | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issued to a consultant for services to be rendered		1,000,000
Value of shares		$ 1,000,000
Common Stock issued as compensation						1,000,000